Document and Entity Information	Total
Document and Entity Information:
Registrant Name	Delaware Group Adviser Funds
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Amendment Flag	false
Central Index Key	0000910682
Document Effective Date	Feb. 28, 2019
Document Creation Date	Feb. 27, 2019
Delaware Diversified Income Fund | Class A
Document and Entity Information:
Trading Symbol	DPDFX
Delaware Diversified Income Fund | Class C
Document and Entity Information:
Trading Symbol	DPCFX
Delaware Diversified Income Fund | Class R
Document and Entity Information:
Trading Symbol	DPRFX
Delaware Diversified Income Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DPFFX
Delaware Diversified Income Fund | Class R6
Document and Entity Information:
Trading Symbol	DPZRX
Delaware U.S. Growth Fund | Class A
Document and Entity Information:
Trading Symbol	DUGAX
Delaware U.S. Growth Fund | Class C
Document and Entity Information:
Trading Symbol	DEUCX
Delaware U.S. Growth Fund | Class R
Document and Entity Information:
Trading Symbol	DEURX
Delaware U.S. Growth Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DEUIX
Delaware U.S. Growth Fund | Class R6
Document and Entity Information:
Trading Symbol	DUZRX
Delaware Global Real Estate Opportunities Fund | Class A
Document and Entity Information:
Trading Symbol	DGRPX
Delaware Global Real Estate Opportunities Fund | Class C
Document and Entity Information:
Trading Symbol	DLPCX
Delaware Global Real Estate Opportunities Fund | Class R
Document and Entity Information:
Trading Symbol	DLPRX
Delaware Global Real Estate Opportunities Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DGROX